SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Wholly-owned or Controlled Subsidiaries and or Affiliates (Details)	Dec. 31, 2025	Dec. 31, 2024
GH Group Inc.
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
GHB Usub LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
Glass House Cultivation LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
Glass House Manufacturing LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
Glass House Retail, LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
LOB Investment Co. LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	0	1
MPB Acquisition Corp
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
Plus Products Holding Inc.
Subsidiary or Equity Method Investee [Line Items]
Ownership	0	1
Bud and Bloom Inc.
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
CA Manufacturing Solutions LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
E7 Eureka LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
Farmacy Isla Vista LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
Farmacy SB Inc.
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
G&H Supply Company, LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
G&K Produce LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
GHCH LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
Glass House Camarillo Cultivation LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
ICANN LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
K&G Flowers LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
Lompoc Management Co. LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	0	1
Lompoc Manufacturing GHG, LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	0	1
MGF Management LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	0	1
Mission Health Associates, Inc.
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
Natural Healing Center LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
Next Gen Libations LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	0
Next Gen Libations Manager LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	0
NHC Lemoore LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
NHC-MB LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
NHC Turlock, LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
Palm Desert Management Services LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	0
REEForm LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	0.50	0.50
SBDANK LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	0.51
The Pottery Inc.
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
East Saint Gertrude 1327 LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
GH Camarillo LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
GH Lompoc LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
GH RE Manager LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
Glass House Farm LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1
Magu Farm LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership	1	1